Segment reporting (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Summary of Company's Geographical Information
The following is a summary of the Company’s geographical information:

	Canada	United States	Total
	$	$	$
Revenues
Six months ended April 30, 2022	3,771,437	8,719,756	12,491,193
Six months ended April 30, 2021	1,205,384	69,240	1,274,624
Non-current assets
Six months ended April 30, 2022	14,894,897	87,903,817	102,798,714
Year ended October 31, 2021	15,476,877	37,922,346	53,399,223

The following is a summary of the Company’s geographical information:

	Canada	United States	Total
	$	$	$
For the Year Ended October 31, 2021
Revenue	2,999,249	4,375,627	7,374,876
Non-current assets	15,476,877	37,922,346	53,399,223

For the Year Ended October 31, 2020
Revenue	792,254	—	792,254
Non-current assets	3,395,049	6,066,619	9,461,668

For the Year Ended October 31, 2019
Revenue	48,160	—	48,160
Non-current assets	1,060,792	—	1,060,792

Summary of the Company's Main Customers
The following is a summary of the Company’s main customers:

	Year Ended October 31,
	2021	2020	2019
	%	%	%
Revenue
Customer A	42%	67%	0%
Customer B	52%	0%	0%
Accounts Receivable
Customer A	53%	90%	0%
Customer B	45%	0%	0%